Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Related Party Transaction [Line Items]
Schedule of Income or Expenses with Related Parties
(b)	The Company incurred the following income or expenses with related parties:

	2019	2018	2017
Fees paid:
Interest expense	$26.9	$19.4	$—
Arrangement fees	—	—	1.8
Transaction fees	—	—	2.3
Income earned:
Interest income	—	0.4	2.7
Management fees	—	0.9	4.4
Supervision fees	—	—	1.3